Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
Diana J. Kenneally
Account Administrator
617-603-6406
503-258-5962
diana.kenneally@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 29, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Determination Date 18-Oct-06 Accrual Periods: Begin End
Record Date - X, P, R, C 29-Sep-06 Libor Certificates 9/25/2006 10/24/2006
Record Date - others 24-Oct-06 Others 9/1/2006 9/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1A 5.41000% $397,209,000.00 $397,209,000.00 $1,212,907.10 $1,790,750.58 $3,003,657.68 0.00 $0.00 $395,996,092.90
1-A1B 5.45000% $44,134,000.00 $44,134,000.00 $134,766.44 $200,441.92 $335,208.36 0.00 $0.00 $43,999,233.56
1-A2A1 5.50000% $115,000,000.00 $115,000,000.00 $0.00 $527,083.33 $527,083.33 0.00 $0.00 $115,000,000.00
1-A2A2U 5.48000% $62,404,000.00 $62,404,000.00 $0.00 $284,978.27 $284,978.27 0.00 $0.00 $62,404,000.00
1-A2A2 5.48000% $62,404,000.00 $62,404,000.00 $0.00 $284,978.27 $284,978.27 0.00 $0.00 $62,404,000.00
1-A2B 5.54000% $19,711,000.00 $19,711,000.00 $0.00 $90,999.12 $90,999.12 0.00 $0.00 $19,711,000.00
1-A3A1 5.55000% $200,000,000.00 $200,000,000.00 $0.00 $925,000.00 $925,000.00 0.00 $0.00 $200,000,000.00
1-A3A2U 5.53000% $46,434,000.00 $46,434,000.00 $0.00 $213,983.35 $213,983.35 0.00 $0.00 $46,434,000.00
1-A3A2 5.53000% $46,434,000.00 $46,434,000.00 $0.00 $213,983.35 $213,983.35 0.00 $0.00 $46,434,000.00
1-A3B 5.59000% $28,965,000.00 $28,965,000.00 $0.00 $134,928.63 $134,928.63 0.00 $0.00 $28,965,000.00
1-A4 5.66000% $14,250,000.00 $14,250,000.00 $0.00 $67,212.50 $67,212.50 0.00 $0.00 $14,250,000.00
2-A 5.55500% $205,871,000.00 $205,871,000.00 $0.00 $364,491.60 $364,491.60 588,519.57 $0.00 $206,459,519.57
M1 5.74000% $28,735,000.00 $28,735,000.00 $0.00 $122,535.79 $122,535.79 14,913.29 $0.00 $28,749,913.29
M2 5.74000% $28,735,000.00 $28,735,000.00 $0.00 $122,535.79 $122,535.79 14,913.29 $0.00 $28,749,913.29
M3 5.74000% $33,205,000.00 $33,205,000.00 $0.00 $141,597.39 $141,597.39 17,233.19 $0.00 $33,222,233.19
M4 5.79000% $10,217,000.00 $10,217,000.00 $0.00 $43,994.47 $43,994.47 5,302.56 $0.00 $10,222,302.56
M5 5.85000% $11,494,000.00 $11,494,000.00 $0.00 $50,067.93 $50,067.93 5,965.32 $0.00 $11,499,965.32
M6 5.96000% $5,108,000.00 $5,108,000.00 $0.00 $22,718.71 $22,718.71 2,651.02 $0.00 $5,110,651.02
M7 6.43000% $5,108,000.00 $5,108,000.00 $0.00 $24,719.35 $24,719.35 2,651.02 $0.00 $5,110,651.02
M8 6.68000% $4,470,000.00 $4,470,000.00 $0.00 $22,563.10 $22,563.10 2,319.90 $0.00 $4,472,319.90
M9 7.08000% $4,470,000.00 $4,470,000.00 $0.00 $24,053.10 $24,053.10 2,319.90 $0.00 $4,472,319.90
M10 7.08000% $5,236,000.00 $5,236,000.00 $0.00 $28,174.95 $28,174.95 2,717.45 $0.00 $5,238,717.45
X-I N/A $6,390,938.13 $6,390,938.13 $0.00 $2,200,356.29 $2,200,356.29 N/A N/A $6,385,735.00
P N/A $0.00 $0.00 $0.00 $36,400.00 $36,400.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 0.00 $0.00 N/A N/A $0.00
C-I N/A $0.00 $0.00 $0.00 0.00 $0.00 N/A N/A $0.00
Totals: $1,277,146,938.13 $1,277,146,938.13 $1,347,673.54 $7,439,586.17 $8,787,259.71 $659,506.52 $0.00 $1,276,453,567.97
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1A 39538AAA4 $1,000.00000000 $3.05357406 $4.50833335 $0.00000000 $996.94642594 LIBOR 5.33000%
1-A1B 39538AAB2 $1,000.00000000 $3.05357412 $4.54166674 $0.00000000 $996.94642588
1-A2A1 39538AAC0 $1,000.00000000 $0.00000000 $4.58333330 $0.00000000 $1,000.00000000
1-A2A2U AR51A2A2U $1,000.00000000 $0.00000000 $4.56666672 $0.00000000 $1,000.00000000
1-A2A2 39538AAE6 $1,000.00000000 $0.00000000 $4.56666672 $0.00000000 $1,000.00000000
1-A2B 39538AAF3 $1,000.00000000 $0.00000000 $4.61666684 $0.00000000 $1,000.00000000
1-A3A1 39538AAG1 $1,000.00000000 $0.00000000 $4.62500000 $0.00000000 $1,000.00000000
1-A3A2U AR51A3A2U $1,000.00000000 $0.00000000 $4.60833333 $0.00000000 $1,000.00000000
1-A3A2 39538AAJ5 $1,000.00000000 $0.00000000 $4.60833333 $0.00000000 $1,000.00000000
1-A3B 39538AAK2 $1,000.00000000 $0.00000000 $4.65833351 $0.00000000 $1,000.00000000
1-A4 39538AAL0 $1,000.00000000 $0.00000000 $4.71666667 $0.00000000 $1,000.00000000
2-A 39538AAM8 $1,000.00000000 $0.00000000 $1.77048540 $0.00000000 $1,002.85868126
M1 39538AAN6 $1,000.00000000 $0.00000000 $4.26433931 $0.00000000 $1,000.51899391
M2 39538AAP1 $1,000.00000000 $0.00000000 $4.26433931 $0.00000000 $1,000.51899391
M3 39538AAQ9 $1,000.00000000 $0.00000000 $4.26433941 $0.00000000 $1,000.51899383
M4 39538AAR7 $1,000.00000000 $0.00000000 $4.30600666 $0.00000000 $1,000.51899383
M5 39538AAS5 $1,000.00000000 $0.00000000 $4.35600574 $0.00000000 $1,000.51899426
M6 39538AAT3 $1,000.00000000 $0.00000000 $4.44767228 $0.00000000 $1,000.51899374
M7 39538AAU0 $1,000.00000000 $0.00000000 $4.83934025 $0.00000000 $1,000.51899374
M8 39538AAV8 $1,000.00000000 $0.00000000 $5.04767338 $0.00000000 $1,000.51899329
M9 39538AAW6 $1,000.00000000 $0.00000000 $5.38100671 $0.00000000 $1,000.51899329
M10 39538AAX4 $1,000.00000000 $0.00000000 $5.38100649 $0.00000000 $1,000.51899351
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1A 5.41000% $1,790,750.58 $0.00 $0.00 $0.00 $0.00 $0.00 $1,790,750.58 $0.00
1-A1B 5.45000% $200,441.92 $0.00 $0.00 $0.00 $0.00 $0.00 $200,441.92 $0.00
1-A2A1 5.50000% $527,083.33 $0.00 $0.00 $0.00 $0.00 $0.00 $527,083.33 $0.00
1-A2A2U 5.48000% $284,978.27 $0.00 $0.00 $0.00 $0.00 $0.00 $284,978.27 $0.00
1-A2A2 5.48000% $284,978.27 $0.00 $0.00 $0.00 $0.00 $0.00 $284,978.27 $0.00
1-A2B 5.54000% $90,999.12 $0.00 $0.00 $0.00 $0.00 $0.00 $90,999.12 $0.00
1-A3A1 5.55000% $925,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $925,000.00 $0.00
1-A3A2U 5.53000% $213,983.35 $0.00 $0.00 $0.00 $0.00 $0.00 $213,983.35 $0.00
1-A3A2 5.53000% $213,983.35 $0.00 $0.00 $0.00 $0.00 $0.00 $213,983.35 $0.00
1-A3B 5.59000% $134,928.63 $0.00 $0.00 $0.00 $0.00 $0.00 $134,928.63 $0.00
1-A4 5.66000% $67,212.50 $0.00 $0.00 $0.00 $0.00 $0.00 $67,212.50 $0.00
2-A 5.55500% $953,011.17 $0.00 $0.00 $0.00 $0.00 $588,519.57 $364,491.60 $0.00
M1 5.74000% $137,449.08 $0.00 $0.00 $0.00 $0.00 $14,913.29 $122,535.79 $0.00
M2 5.74000% $137,449.08 $0.00 $0.00 $0.00 $0.00 $14,913.29 $122,535.79 $0.00
M3 5.74000% $158,830.58 $0.00 $0.00 $0.00 $0.00 $17,233.19 $141,597.39 $0.00
M4 5.79000% $49,297.03 $0.00 $0.00 $0.00 $0.00 $5,302.56 $43,994.47 $0.00
M5 5.85000% $56,033.25 $0.00 $0.00 $0.00 $0.00 $5,965.32 $50,067.93 $0.00
M6 5.96000% $25,369.73 $0.00 $0.00 ($0.00) $0.00 $2,651.02 $22,718.71 $0.00
M7 6.43000% $27,370.37 $0.00 $0.00 $0.00 $0.00 $2,651.02 $24,719.35 $0.00
M8 6.68000% $24,883.00 $0.00 $0.00 $0.00 $0.00 $2,319.90 $22,563.10 $0.00
M9 7.08000% $26,373.00 $0.00 $0.00 $0.00 $0.00 $2,319.90 $24,053.10 $0.00
M10 7.08000% $30,892.40 $0.00 $0.00 $0.00 $0.00 $2,717.45 $28,174.95 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1A $0.00 $0.00 $0.00 $0.00 $0.00
1-A1B $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2U $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2B $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2U $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A3B $0.00 $0.00 $0.00 $0.00 $0.00
1-A4 $0.00 $0.00 $0.00 $0.00 $0.00
2-A $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Group1
Group2
Total
Reconciliation:
Beginning Amount 0.00 0.00 0.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 0.00 0.00 Servicer remittance 8,787,259.71
Withdrawal: to Depositor 0.00 0.00 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 0.00 0.00 0.00 Net Funds from Basis Risk account 0.00
8,787,259.71
Basis Risk Account:
Group1
Group2
Total
Distributions (B):
Beginning Balance 0.00 0.00 0 Total interest distributed 7,439,586.17
Deposit / Withdrawal : Income to X 0.00 0.00 0 Total principal distributed 1,347,673.54
Deposit : Required Amount from waterfall 0.00 0.00 0 Net Deposits to Basis Risk account 0.00
Withdrawal: to cover Basis Risk shortfalls 0.00 0.00 0 8,787,259.71
Withdrawal: to X when Libor certs reduced to zero 0.00 0.00 0
Ending Balance 0.00 0.00 0 (A) - (B): 0.00
Miscellaneous:
Group1
Group2
Total
Cumulative Recoveries 0.00 0.00 0.00
A) Advances required to be made by Servicer 2,571,260.74 573,559.61 3,144,820.35
B) Advances actually made by Servicer 2,571,260.74 573,559.61 3,144,820.35
C) Excess of A over B 0.00 0.00 0.00
Cumulative Payments to following bonds:
Class R
0.00
Class X-I 2,200,356.29
Class P 36,400.00
Interest Remittance Amount 7,397,983.04
Principal Remittance Amount 1,352,876.67
Principal Distribution Amount 1,347,673.54
.
944.62
ACCOUNT ACTIVITY

Contact:
Diana Kenneally
Account Administrator
(617) 603-6406
diana.kenneally@usbank.com
Distribution Date
25-Oct-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Pool 1
Pool 2
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 6,385,735.00
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures an 0.00 0.00 Target Overcollateralization Amount 6,385,735.00
B) Ending Collateral Balance 1,043,930,723.95 232,522,844.03 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% 0.000% Overcollateralization release amount 5,203.13
D) Rolling Three Month Delinquency Rate 0.000% 0.000%
E) Applicable Delinquency Event trigger limit 2.776% 4.064%
F) Cumulative Realized Losses 0.00 0.00
Excess interest distributions:
G) Original Collateral Balance 1,277,146,938.13 231,863,337.51 Excess available interest (A): 2,200,356.29
H) Cumulative Loss % ( F / G) 0.000% 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until August 2009) 100.000% 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as p 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Seni NO NO 4) Remaining Amounts to X 2,200,356.29
For Distribution Dates prior to October 2012, 24.75% (B): 2,200,356.29
For Distribution Dates on or after October 2012, 31.00%
2) Cumultive Loss % exceeds applicable % (H > I)
NO NO (A)-(B): 0.00
NO
NO
Stepdown Date:
Pool 1
Pool 2
Relevant information:
Senior Enhancement Percentage
11.216% 13.109%
Senior Enhancement Percentage for purposes of Stepdown 11.216% 13.109%
The later to occur of:
(x) the Distribution Date in October 2009
NO NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO NO
(i) prior to the Distribution Date in October 2012, 28.02%
(ii) on or after the Distribution Date in October 2012, 22.42%
NO NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,277,146,938.13
4,987,260.71
4,293,890.56
0.00
1,276,453,567.98
14,227.01
3,944,879.67
1,028,154.03
0.00
0.00
4,987,260.71
8,456,597.97
399,108.41
4,293,890.56
0.00
0.00
0.00
0.00
3,763,599.00
36,400.00
0.00
8,787,259.71
3,580
3,571
0.9994570945
7.94577%
7.57077%
11.32037%
0.00
3,557
1,269,016,863.06
0.00
0.00
0.00
1,150,522.76
2
0
0.00
0.00
399,108.41
0.00
0.00
0.00
0.00
0.00
1,045,283,600.62
4,862,507.32
3,509,630.65
0.00
1,043,930,723.95
12,813.25
3,944,879.67
904,814.40
0.00
0.00
4,862,507.32
6,917,575.96
326,651.08
3,509,630.65
0.00
0.00
0.00
0.00
3,081,294.23
36,400.00
0.00
7,980,201.55
2,915
2,906
0.9987057324
7.94147%
7.56647%
11.31409%
0.00
2,894
1,037,096,904.43
0.00
0.00
0.00
1,150,522.76
2
0
0.00
0.00
326,651.08
0.00
0.00
0.00
0.00
0.00
231,863,337.51
124,753.39
784,259.91
0.00
232,522,844.03
1,413.76
0.00
123,339.63
0.00
0.00
124,753.39
1,539,022.01
72,457.33
784,259.91
0.00
0.00
0.00
0.00
682,304.77
0.00
0.00
807,058.16
665
665
1.0028443760
7.96515%
7.59015%
11.34869%
0.00
663
231,919,958.63
0.00
0.00
0.00
0.00
0
0
0.00
0.00
72,457.33
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Aurora
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,277,146,938.13
4,987,260.71
4,293,890.56
0.00
1,276,453,567.98
14,227.01
3,944,879.67
1,028,154.03
0.00
0.00
4,987,260.71
8,456,597.97
399,108.41
4,293,890.56
0.00
0.00
0.00
0.00
3,763,599.00
36,400.00
0.00
8,787,259.71
3,580
3,571
0.9994570945
7.94577%
7.57077%
11.32037%
0.00
3,557
1,269,016,863.06
0.00
0.00
0.00
1,150,522.76
2.00
0.00
0.00
0.00
399,108.41
0.00
0.00
0.00
0.00
0.00
1,277,146,938.13
4,987,260.71
4,293,890.56
0.00
1,276,453,567.98
14,227.01
3,944,879.67
1,028,154.03
0.00
0.00
4,987,260.71
8,456,597.97
399,108.41
4,293,890.56
0.00
0.00
0.00
0.00
3,763,599.00
36,400.00
0.00
8,787,259.71
3,580
3,571
0.9994570945
7.94577%
7.57077%
11.32037%
0.00
3,557
1,269,016,863.06
0.00
0.00
0.00
1,150,522.76
2.00
0.00
0.00
0.00
399,108.41
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
88 7,212,558.50 0.57% 73 5,959,249.93 0.57% 15 1,253,308.57 0.54%
100K to 199.99K
709 111,698,061.76 8.75% 572 90,347,919.20 8.65% 137 21,350,142.56 9.18%
200K to 299.99K
862 213,197,416.36 16.70% 702 173,386,424.09 16.61% 160 39,810,992.27 17.12%
300K to 399.99K
700 241,991,413.42 18.96% 564 195,144,537.32 18.69% 136 46,846,876.10 20.15%
400K to 499.99K
518 232,243,468.23 18.19% 417 186,889,943.89 17.90% 101 45,353,524.34 19.50%
500K to 599.99K
317 170,986,503.97 13.40% 262 141,029,587.86 13.51% 55 29,956,916.11 12.88%
600K to 699.99K
182 116,359,168.90 9.12% 149 95,377,922.26 9.14% 33 20,981,246.64 9.02%
700K to 799.99K
69 51,582,458.86 4.04% 61 45,519,407.71 4.36% 8 6,063,051.15 2.61%
800K to 899.99K
43 36,376,715.77 2.85% 37 31,273,321.47 3.00% 6 5,103,394.30 2.19%
900K to 999.99K
26 24,504,854.94 1.92% 23 21,603,858.91 2.07% 3 2,900,996.03 1.25%
1000K to 1099.99K
25 25,380,028.34 1.99% 19 19,262,370.37 1.85% 6 6,117,657.97 2.63%
1100K to 1199.99K
4 4,519,311.55 0.35% 4 4,519,311.55 0.43% 0 0.00 0.00%
1200K to 1299.99K
10 12,390,385.89 0.97% 8 9,926,869.79 0.95% 2 2,463,516.10 1.06%
1300K to 1399.99K
3 4,095,892.78 0.32% 3 4,095,892.78 0.39% 0 0.00 0.00%
1400K to 1499.99K
9 13,007,505.13 1.02% 6 8,686,283.24 0.83% 3 4,321,221.89 1.86%
1500K to 1599.99K
3 4,626,036.93 0.36% 3 4,626,036.93 0.44% 0 0.00 0.00%
1600K to 1699.99K
1 1,624,107.62 0.13% 1 1,624,107.62 0.16% 0 0.00 0.00%
1900K to 1999.99K
1 1,956,841.58 0.15% 1 1,956,841.58 0.19% 0 0.00 0.00%
2700K to 2799.99K
1 2,700,837.45 0.21% 1 2,700,837.45 0.26% 0 0.00 0.00%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1900K to 1999.99K 2700K to 2799.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.49%
7 2,590,073.64 0.20% 6 2,077,304.97 0.20% 1 512,768.67 0.22%
1.50% - 1.99%
1 254,638.25 0.02% 1 254,638.25 0.02% 0 0.00 0.00%
2.00% - 2.49%
13 3,969,428.64 0.31% 12 3,879,311.91 0.37% 1 90,116.73 0.04%
3.00% - 3.49%
2 622,564.39 0.05% 2 622,564.39 0.06% 0 0.00 0.00%
6.50% - 6.99%
12 3,454,148.14 0.27% 8 2,552,008.41 0.24% 4 902,139.73 0.39%
7.00% - 7.49%
177 69,602,565.47 5.45% 144 57,676,242.44 5.52% 33 11,926,323.03 5.13%
7.50% - 7.99%
980 377,456,362.53 29.57% 815 313,098,489.99 29.99% 165 64,357,872.54 27.68%
8.00% - 8.49%
2,148 745,136,513.40 58.38% 1,724 602,395,285.65 57.70% 424 142,741,227.75 61.39%
8.50% - 8.99%
231 73,367,273.52 5.75% 194 61,374,877.94 5.88% 37 11,992,395.58 5.16%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.94%
Group 2 Weighted Average Rate: 7.97%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
460 175,956,619.12 13.78% 374 145,095,414.44 13.90% 86 30,861,204.68 13.27%
3.00% - 3.99%
3,111 1,100,496,948.86 86.22% 2,532 898,835,309.51 86.10% 579 201,661,639.35 86.73%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.30%
Group 2 Weighted Average Margin: 3.31%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
460 175,956,619.12 13.78% 374 145,095,414.44 13.90% 86 30,861,204.68 13.27%
3.00% - 3.99%
3,111 1,100,496,948.86 86.22% 2,532 898,835,309.51 86.10% 579 201,661,639.35 86.73%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.30%
Group 2 Weighted Average Lifetime Rate Floor: 3.31%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
528 189,695,036.39 14.86% 430 158,356,480.73 15.17% 98 31,338,555.66 13.48%
12.00% - 12.99%
3,043 1,086,758,531.59 85.14% 2,476 885,574,243.22 84.83% 567 201,184,288.37 86.52%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.69%
Group 2 Weighted Average Lifetime Rate Ceiling: 11.72%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
3,571 1,276,453,567.98 100.00% 2,906 1,043,930,723.95 100.00% 665 232,522,844.03 100.00%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12
3,571 1,276,453,567.98 100.00% 2,906 1,043,930,723.95 100.00% 665 232,522,844.03 100.00%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
305 95,565,420.14 7.49% 259 81,362,703.02 7.79% 46 14,202,717.12 6.11%
1 Year MTA
3,266 1,180,888,147.84 92.51% 2,647 962,568,020.93 92.21% 619 218,320,126.91 93.89%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
220 74,849,803.21 5.86% 174 60,803,787.10 5.82% 46 14,046,016.11 6.04%
3 Units
63 24,890,496.02 1.95% 54 21,811,298.95 2.09% 9 3,079,197.07 1.32%
4 Units
125 49,935,727.95 3.91% 99 38,801,928.15 3.72% 26 11,133,799.80 4.79%
Condominium
15 8,636,054.40 0.68% 13 6,997,609.39 0.67% 2 1,638,445.01 0.70%
High Rise Condo
66 24,648,458.95 1.93% 58 22,494,752.67 2.15% 8 2,153,706.28 0.93%
Low Rise Condo
398 103,382,784.31 8.10% 345 89,767,333.05 8.60% 53 13,615,451.26 5.86%
Mid Rise Condo
22 6,181,220.27 0.48% 19 5,621,326.16 0.54% 3 559,894.11 0.24%
Planned Unit Development
668 247,644,881.99 19.40% 562 207,231,965.95 19.85% 106 40,412,916.04 17.38%
Single Family
1,994 736,284,140.88 57.68% 1,582 590,400,722.53 56.56% 412 145,883,418.35 62.74%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
3,571 1,276,453,567.98 100.00% 2,906 1,043,930,723.95 100.00% 665 232,522,844.03 100.00%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Year of First Payment Date
Year

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
20.00%-24.99%
1 130,134.07 0.01% 1 130,134.07 0.01% 0 0.00 0.00%
25.00%-29.99%
5 1,127,478.67 0.09% 4 1,028,132.39 0.10% 1 99,346.28 0.04%
30.00%-34.99%
5 2,041,996.08 0.16% 5 2,041,996.08 0.20% 0 0.00 0.00%
35.00%-39.99%
11 3,372,335.43 0.26% 8 2,092,123.05 0.20% 3 1,280,212.38 0.55%
40.00%-44.99%
10 2,239,000.62 0.18% 6 1,281,684.53 0.12% 4 957,316.09 0.41%
45.00%-49.99%
20 6,626,103.39 0.52% 19 6,516,010.60 0.62% 1 110,092.79 0.05%
50.00%-54.99%
28 9,573,318.81 0.75% 27 9,272,953.67 0.89% 1 300,365.14 0.13%
55.00%-59.99%
36 16,668,755.90 1.31% 27 13,862,887.97 1.33% 9 2,805,867.93 1.21%
60.00%-64.99%
47 22,108,863.61 1.73% 38 17,644,191.73 1.69% 9 4,464,671.88 1.92%
65.00%-69.99%
106 43,369,470.82 3.40% 80 34,428,559.25 3.30% 26 8,940,911.57 3.85%
70.00%-74.99%
229 94,818,862.17 7.43% 186 76,279,468.88 7.31% 43 18,539,393.29 7.97%
75.00%-79.99%
785 273,123,137.72 21.40% 657 229,310,359.40 21.97% 128 43,812,778.32 18.84%
80.00%-84.99%
2,179 766,746,439.87 60.07% 1,765 623,850,180.63 59.76% 414 142,896,259.24 61.45%
85.00%-89.99%
34 12,050,346.69 0.94% 25 9,645,284.36 0.92% 9 2,405,062.33 1.03%
90.00%-94.99%
66 19,302,702.33 1.51% 50 14,283,678.87 1.37% 16 5,019,023.46 2.16%
95.00%-99.99%
9 3,154,621.80 0.25% 8 2,263,078.47 0.22% 1 891,543.33 0.38%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 78
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,517 865,644,654.65 67.82% 2,074 717,819,834.15 68.76% 443 147,824,820.50 63.57%
457 - 480
1,054 410,808,913.33 32.18% 832 326,110,889.80 31.24% 222 84,698,023.53 36.43%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 395
Group 2 Weighted Average Remaining Amortization Months: 402
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,517 865,644,654.65 67.82% 2,074 717,819,834.15 68.76% 443 147,824,820.50 63.57%
457 - 480
1,054 410,808,913.33 32.18% 832 326,110,889.80 31.24% 222 84,698,023.53 36.43%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 395
Group 2 Weighted Average Remaining Months: 402

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,517 865,644,654.65 67.82% 2,074 717,819,834.15 68.76% 443 147,824,820.50 63.57%
457 - 480
1,054 410,808,913.33 32.18% 832 326,110,889.80 31.24% 222 84,698,023.53 36.43%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 397
Group 2 Weighted Average Original Amortization Months: 404
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,517 865,644,654.65 67.82% 2,074 717,819,834.15 68.76% 443 147,824,820.50 63.57%
457 - 480
1,054 410,808,913.33 32.18% 832 326,110,889.80 31.24% 222 84,698,023.53 36.43%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 397
Group 2 Weighted Average Original Remaining Months: 404

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
3 1,059,992.13 0.08% 3 1,059,992.13 0.10% 0 0.00 0.00%
ARIZONA
206 52,718,322.99 4.13% 177 44,698,678.23 4.28% 29 8,019,644.76 3.45%
CALIFORNIA
1,554 705,090,313.11 55.24% 1,206 555,752,828.98 53.24% 348 149,337,484.13 64.22%
COLORADO
51 12,270,870.80 0.96% 38 8,912,650.54 0.85% 13 3,358,220.26 1.44%
CONNECTICUT
14 4,692,811.09 0.37% 12 4,238,946.43 0.41% 2 453,864.66 0.20%
DELAWARE
4 1,119,420.35 0.09% 3 1,016,914.73 0.10% 1 102,505.62 0.04%
DISTRICT OF COLUMBIA
9 2,628,260.01 0.21% 9 2,628,260.01 0.25% 0 0.00 0.00%
FLORIDA
322 84,206,935.90 6.60% 239 61,665,062.36 5.91% 83 22,541,873.54 9.69%
GEORGIA
28 6,168,875.10 0.48% 24 5,347,916.83 0.51% 4 820,958.27 0.35%
IDAHO
32 5,835,053.30 0.46% 29 5,366,437.15 0.51% 3 468,616.15 0.20%
ILLINOIS
48 14,588,309.87 1.14% 45 13,910,752.68 1.33% 3 677,557.19 0.29%
INDIANA
7 941,706.58 0.07% 7 941,706.58 0.09% 0 0.00 0.00%
KANSAS
4 720,135.05 0.06% 4 720,135.05 0.07% 0 0.00 0.00%
KENTUCKY
5 460,676.45 0.04% 5 460,676.45 0.04% 0 0.00 0.00%
LOUISIANA
3 435,975.86 0.03% 3 435,975.86 0.04% 0 0.00 0.00%
MARYLAND
87 29,370,377.07 2.30% 86 29,136,261.14 2.79% 1 234,115.93 0.10%
MASSACHUSETTS
42 15,432,486.84 1.21% 30 10,392,095.27 1.00% 12 5,040,391.57 2.17%
MICHIGAN
43 12,328,264.21 0.97% 26 8,047,586.42 0.77% 17 4,280,677.79 1.84%
MINNESOTA
66 15,887,111.21 1.24% 64 15,552,380.41 1.49% 2 334,730.80 0.14%
MISSOURI
10 2,006,768.61 0.16% 4 1,162,120.54 0.11% 6 844,648.07 0.36%
MONTANA
3 614,043.54 0.05% 3 614,043.54 0.06% 0 0.00 0.00%
NEBRASKA
5 421,203.63 0.03% 2 204,980.86 0.02% 3 216,222.77 0.09%
NEVADA
154 50,208,257.00 3.93% 127 42,233,512.74 4.05% 27 7,974,744.26 3.43%
NEW JERSEY
127 46,591,323.05 3.65% 121 43,684,294.54 4.18% 6 2,907,028.51 1.25%
NEW MEXICO
20 4,203,289.41 0.33% 17 3,563,719.69 0.34% 3 639,569.72 0.28%
NEW YORK
78 35,035,324.67 2.74% 74 33,544,828.08 3.21% 4 1,490,496.59 0.64%
NORTH CAROLINA
21 6,244,756.46 0.49% 21 6,244,756.46 0.60% 0 0.00 0.00%
NORTH DAKOTA
2 199,006.71 0.02% 1 108,889.98 0.01% 1 90,116.73 0.04%
OHIO
16 3,074,098.69 0.24% 14 2,734,157.89 0.26% 2 339,940.80 0.15%
OKLAHOMA
5 683,885.52 0.05% 4 487,760.93 0.05% 1 196,124.59 0.08%
OREGON
97 24,743,623.25 1.94% 84 21,952,308.55 2.10% 13 2,791,314.70 1.20%
PENNSYLVANIA
29 6,936,951.21 0.54% 25 5,262,624.92 0.50% 4 1,674,326.29 0.72%
RHODE ISLAND
6 1,896,447.46 0.15% 5 1,686,204.85 0.16% 1 210,242.61 0.09%
SOUTH CAROLINA
3 1,201,079.81 0.09% 3 1,201,079.81 0.12% 0 0.00 0.00%
TENNESSEE
8 1,973,948.88 0.15% 5 1,592,180.02 0.15% 3 381,768.86 0.16%
TEXAS
76 13,399,695.85 1.05% 62 11,415,665.66 1.09% 14 1,984,030.19 0.85%
UTAH
71 14,592,698.91 1.14% 55 11,516,526.95 1.10% 16 3,076,171.96 1.32%
VIRGINIA
91 32,416,207.25 2.54% 83 29,672,127.21 2.84% 8 2,744,080.04 1.18%
WASHINGTON
218 63,051,447.12 4.94% 183 53,760,070.45 5.15% 35 9,291,376.67 4.00%
WISCONSIN
1 650,670.38 0.05% 1 650,670.38 0.06% 0 0.00 0.00%
WYOMING
2 352,942.65 0.03% 2 352,942.65 0.03% 0 0.00 0.00%
Total
3,571
1,276,453,567.98
100.00%
2,906
1,043,930,723.95
100.00%
665
232,522,844.03
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEW JERSEY
NEVADA
NEW YORK
VIRGINIA
MARYLAND
OREGON
MINNESOTA
ILLINOIS
UTAH
TEXAS
MASSACHUSETTS
COLORADO
MICHIGAN
NORTH CAROLINA
IDAHO
GEORGIA
PENNSYLVANIA
CONNECTICUT
NEW MEXICO
OHIO
DISTRICT OF
COLUMBIA
RHODE ISLAND
TENNESSEE
SOUTH CAROLINA
MISSOURI
ALABAMA
DELAWARE
INDIANA
KANSAS
WISCONSIN
MONTANA
OKLAHOMA
KENTUCKY
LOUISIANA
WYOMING
NEBRASKA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
70
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
MASSACHUSETTS
MICHIGAN
COLORADO
UTAH
NEW JERSEY
OREGON
VIRGINIA
TEXAS
PENNSYLVANIA
NEW YORK
MISSOURI
GEORGIA
ILLINOIS
NEW MEXICO
IDAHO
CONNECTICUT
TENNESSEE
OHIO
MINNESOTA
MARYLAND
NEBRASKA
RHODE ISLAND
OKLAHOMA
DELAWARE
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,568
1,274,945,711.45
99.88%
1,271,502,483.54
3
1,507,856.53
0.12%
1,501,600.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,571
1,276,453,567.98
1,273,004,083.54
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,568
1,274,945,711.45
99.88%
1,271,502,483.54
3
1,507,856.53
0.12%
1,501,600.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,571
1,276,453,567.98
100.00%
1,273,004,083.54
All Groups
Current
30 - 59
days
Current 99.9%
30 - 59 days 0.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,903
1,042,422,867.42
99.86%
1,039,622,126.74
3
1,507,856.53
0.14%
1,501,600.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,906
1,043,930,723.95
1,041,123,726.74
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,903
1,042,422,867.42
99.86%
1,039,622,126.74
3
1,507,856.53
0.14%
1,501,600.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,906
1,043,930,723.95
100.00%
1,041,123,726.74
Group 1
Current
30 - 59 days
Current 99.9%
30 - 59 days 0.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
665
232,522,844.03
100.00%
231,880,356.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
665
232,522,844.03
231,880,356.80
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
665
232,522,844.03
100.00%
231,880,356.80
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
665
232,522,844.03
100.00%
231,880,356.80
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
3 1,507,856.53 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
3
1,507,856.53
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
3
1,507,856.53
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
3
1,507,856.53
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
3 1,507,856.53 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
3
1,507,856.53
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
3
1,507,856.53
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
3
1,507,856.53
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
3 1,507,856.53
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
3 1,507,856.53
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Group 1
Group 2
Total
Current
5.43%
4,849,694.07
0.64%
123,339.63
4.57%
4,973,033.70
Life CPR
5.43% 0.64% 4.57%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
9 3,932,650.00 3,944,879.67 0.00 1,045,283,600.62
TOTAL:
9
3,932,650.00
3,944,879.67
0.00
0.38%
99.62%
1
Prepayment 0.38%
Liquidation 0.00%
Beginning Balance 99.62%
Total: 100.00%
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121882153 650,000.00 651,203.56 653,440.88 0.00 0.00 0.00 Voluntary PIF
09/27/2006
0.00 7.750%
20,150.00
121882443 289,950.00 289,408.41 290,403.18 0.00 0.00 0.00 Voluntary PIF
09/27/2006
0.00 8.875%
0.00
121889869 500,000.00 499,152.39 501,111.80 0.00 0.00 0.00 Voluntary PIF
09/27/2006
0.00 7.750%
0.00
121895825 500,000.00 499,319.20 501,185.88 0.00 0.00 0.00 Voluntary PIF
09/18/2006
0.00 8.125%
16,250.00
122138993 570,000.00 568,641.65 570,362.31 0.00 0.00 0.00 Voluntary PIF
09/27/2006
0.00 7.500%
0.00
122140130 154,700.00 154,437.75 155,043.99 0.00 0.00 0.00 Voluntary PIF
09/20/2006
0.00 7.750%
0.00
122142664 368,000.00 367,123.04 368,272.17 0.00 0.00 0.00 Voluntary PIF
09/19/2006
0.00 7.625%
0.00
122144454 592,000.00 594,165.89 596,346.67 0.00 0.00 0.00 Voluntary PIF
09/28/2006
0.00 8.250%
0.00
122146970 308,000.00 307,603.78 308,712.79 0.00 0.00 0.00 Voluntary PIF
09/14/2006
0.00 8.125%
0.00
Total:
9
3,932,650.00
3,931,055.67
0.00
3,944,879.67
0.00
0.00
0.00
36,400.00

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
Diana J. Kenneally
Account Administrator
617-603-6406
diana.kenneally@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #